Financial instruments - Fair value measurement (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments
Transfer of assets out of Level 1 into Level 2	₽ 0
Transfer of assets out of Level 2 into Level 1	0
Transfer of assets into Level 3	0
Transfer of assets out of Level 3	0
Debt securities | FVOCI
Disclosure of detailed information about financial instruments
Financial assets, fair value	1,294
Long-term loans | FVPL
Disclosure of detailed information about financial instruments
Financial assets, fair value	16	₽ 71
At fair value | Debt securities | FVOCI
Disclosure of detailed information about financial instruments
Financial assets, fair value	1,294
At fair value | Debt securities | FVOCI | Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments
Financial assets, fair value	1,294
At fair value | Long-term loans | FVPL
Disclosure of detailed information about financial instruments
Financial assets, fair value	16	71
At fair value | Long-term loans | FVPL | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments
Financial assets, fair value	16	71
Fair value disclosed | Debt securities
Disclosure of detailed information about financial instruments
Financial assets, fair value	3,913	1,931
Fair value disclosed | Debt securities | Quoted prices in active markets (Level 1)
Disclosure of detailed information about financial instruments
Financial assets, fair value	3,913	1,931
Fair value disclosed | Long-term loans
Disclosure of detailed information about financial instruments
Financial assets, fair value	249	159
Fair value disclosed | Long-term loans | Significant unobservable inputs (Level 3)
Disclosure of detailed information about financial instruments
Financial assets, fair value	₽ 249	₽ 159